Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,002	$ 5,528
Additions:
For tax positions related to the current year	196	412
For tax positions related to prior years	225	324
Reductions:
For tax positions related to prior years	(413)	(213)
Lapse of statute of limitations	(22)	(50)
Settlements with tax authorities	(182)	(999)
Balance at end of year	4,806	5,002
Unrecognized Tax Benefits	5,002	5,528	$ 4,806	$ 5,002
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			3,000
Unrecognized Tax Benefits Related To Income Tax Positions On Temporary Differences			1,800
Accrued interest and penalties			524	$ 660
Recognized Interest and Penalties Expense (Benefit)	$ 79	$ 142
Possible decrease in unrecognized tax benefits (up to $600 million)			$ 600